Schedule H, Line 4a - Schedule of Delinquent Participant Contributions	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Schedule of Delinquent Participant Contribution [Line Items]
Schedule H, Line 4a - Schedule of Delinquent Participant Contributions
Acuity Inc.
Selected 401(k) Plans
Schedule H, Line 4a
Schedule of Delinquent Participant Contributions
December 31, 2025

	Participant Contributions Transferred Late to Plan	Total that Constitute Nonexempt Prohibited Transactions
	Check here if late Participant Loan Repayments are Included:	Contributions Not Corrected	Contributions Corrected Outside VFCP	Contributions Pending Correction in VFCP	Total Fully Corrected Under VFCP and PTE 2002-51
☑	Acuity Inc. 401(k) Plan	$—	$—	$—	$144,607
☑	Acuity Brands Lighting, Inc. 401(k) Plan for Hourly Employees	—	—	—	21,249
☑	Holophane Division of Acuity Brands Lighting 401(k) Plan for Hourly Employees Covered by a Collective Bargaining Agreement	—	—	—	10,479